Nature of Operations and Reorganization (Tables)	12 Months Ended
Dec. 31, 2019
Nature of Operations and Reorganization
Schedule of ownership structure of the major subsidiaries and VIE

		Percentage
		of Direct or
		Indirect
	Place and year of	Economic
Major subsidiaries	Incorporation	Ownership	Principal activities
36Kr Holding Limited (“36Kr BVI” or “BVI Subsidiary”)	British Virgin Islands, established in 2018	100%	Investment holding
36Kr Holdings (HK) Limited (“36Kr HK” or “HK Subsidiary”)	Hong Kong, established in 2018	100%	Investment holding
Tianjin Duoke Investment Co., Ltd. (“Tianjin Duoke”)	The PRC, established in 2019	100%	Investment holding
Tianjin Dake Information Technology Co., Ltd. (“Tianjin Dake”)	The PRC, established in 2019	100%	Management consulting
Beijing Dake	The PRC, established in 2019	100%	Management consulting

		Percentage
	Place and year of	of Economic
VIE	Incorporation	Ownership	Principal activities
Beijing Duoke	The PRC, established in 2016	100%	36Kr Business

		Percentage
		of Economic
VIE’s subsidiaries	Place and year of Incorporation	Ownership	Principal activities
Tianjin Thirtysix Hearts Technology Co., Ltd.	The PRC, established in 2017	100%	Offline training
Beijing Dianqier Creative Interactive Media Culture Co., Ltd. (“Dianqier”)	The PRC, established in 2017	100%	Enterprise value‑added services
Zhejiang Pinxin Technology Co., Ltd.	The PRC, established in 2019	100%	Investment holding

Schedule of financial information of the Group's VIE and the VIE's subsidiaries included in the accompanying consolidated financial statements

The following financial information of the Group’s VIE and the VIE’s subsidiaries as of December 31, 2018 and 2019 and for the years ended December 31, 2017, 2018 and 2019 is included in the accompanying consolidated financial statements of the Group as follows:

	December 31,	December 31,
	2018	2019
	RMB’000	RMB’000
Current assets:
Cash and cash equivalents	48,968	11,870
Restricted cash	—	501
Short‑term investments	145,451	40,096
Accounts receivable, net	182,269	538,537
Amounts due from the Company and its subsidiaries	—	15,807
Receivables due from related parties of the Group	11,018	4,393
Prepayments and other current assets	11,686	16,810
Non‑current assets:
Property and equipment, net	15,472	15,964
Intangible assets, net	255	356
Deferred tax assets	306	3,391
Total assets	415,425	647,725
Current liabilities:
Accounts payable	20,270	139,336
Salary and welfare payables	36,160	34,578
Taxes payable	16,917	32,441
Deferred revenue	4,227	8,161
Amounts due to the Company and its subsidiaries	—	116,097
Amounts due to related parties of the Group	1,979	—
Accrued liabilities and other payables	5,152	15,302
Total liabilities	84,705	345,915

	For the year ended December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Total revenues	120,507	299,093	655,241
Net income/(loss)	7,923	40,518	(5,058)

	For the year ended December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Net cash used in operating activities	(11,444)	(45,598)	(133,255)
Net cash (used in)/provided by investing activities	(105,892)	(56,294)	98,305
Net cash provided by/(used in) financing activities	162,979	104,716	(1,614)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash held in foreign currencies	—	501	(33)